Income Taxes - 2014 Tax Reform (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Less: Current portion		$ 2,013,648	$ 2,470,249
Non-current portion		767,115	1,759,719
2014 Tax Reform
Income Taxes
Aggregate additional income tax liability for the elimination of the tax consolidation regime	$ 6,813,595
Benefit from tax loss carryforwards of Mexican companies in the Group	$ 7,936,044
Tax losses of subsidiaries, net		1,759,301	3,230,248
Less: Current portion		992,186	1,470,529
Non-current portion		$ 767,115	$ 1,759,719